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Schedule of Investments
(unaudited)
Franklin Floating Rate Master Series 2
Notes to Schedule of Investments 17

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited), April 30, 2026
Franklin Floating Rate Master Series
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Machinery
a
UTEX Industries, Inc. .......................... United States 120,386 $ 5,292,516 1 .39
Total Common Stocks (Cost $ 12,101,003 ) ...............................
5,292,516 1 .39
Management Investment Companies
Capital Markets
b,c
Franklin Senior Loan ETF ....................... United States 112,166 2,597,765 0 .68
Invesco Senior Loan ETF ....................... United States 191,000 3,930,780 1 .04
6,528,545 1 .72
Total Management Investment Companies (Cost $ 6,846,783 ) ..............
6,528,545 1 .72
Principal
Amount
*
a a a a a
Corporate Bonds
Aerospace & Defense
d
TransDigm, Inc. , Senior Secured Note , 144A, 6.25% ,
1/31/34 ................................... United States 122,000 124,835 0 .03
Air Freight & Logistics
d
Rand Parent LLC , Senior Secured Note , 144A, 8.5% ,
2/15/30 ................................... United States 950,000 989,457 0 .26
Capital Markets
d
Jane Street Group / JSG Finance, Inc. , Senior Secured
Note , 144A, 6.125% , 11/01/32 .................. United States 1,668,000 1,677,720 0 .44
Chemicals
d
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A,
4.875% , 5/01/28 ............................. United States 1,100,000 1,090,051 0 .29
Commercial Services & Supplies
d
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ............................. United States 500,000 524,819 0 .14
d
Neptune Bidco US, Inc. , Senior Secured Note , 144A,
9.29% , 4/15/29 ............................. United States 1,200,000 1,214,627 0 .32
1,739,446 0 .46
Containers & Packaging
d
Clydesdale Acquisition Holdings, Inc. , Senior Secured
Note , 144A, 6.75% , 4/15/32 .................... United States 100,000 94,165 0 .03
Electric Utilities
d
Vistra Operations Co. LLC , Senior Bond , 144A, 5.25% ,
10/15/35 .................................. United States 1,300,000 1,262,348 0 .33
Entertainment
d
Banijay Entertainment SAS , Senior Secured Note , 144A,
8.125% , 5/01/29 ............................. France 600,000 619,690 0 .16
Ground Transportation
d
Albion Financing 1 SARL / Aggreko Holdings, Inc. , Senior
Secured Note , 144A, 7% , 5/21/30 ............... Luxembourg 311,900 322,355 0 .08
d
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ............... United States 700,000 670,295 0 .18
992,650 0 .26
Health Care Equipment & Supplies
d
Bausch + Lomb Corp. , Senior Secured Note , 144A,
8.375% , 10/01/28 ............................ United States 320,000 330,800 0 .09

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure
d
Brightstar Lottery plc , Senior Secured Note , 144A, 5.25% ,
1/15/29 ................................... United States 400,000 $ 398,470 0 .10
d
Caesars Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 2/15/32 .............................. United States 1,400,000 1,361,612 0 .36
Great Canadian Gaming Corp. / Raptor LLC ,
d
Senior Secured Note , 144A, 8.75% , 11/15/29 ....... Canada 1,930,000 1,882,766 0 .50
3,642,848 0 .96
Insurance
d
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured
Note , 144A, 4.25% , 2/15/29 .................... United States 529,400 505,977 0 .13
d
Alliant Holdings Intermediate LLC / Alliant Holdings
Co-Issuer ,
Senior Note , 144A, 6.75% , 10/15/27 .............. United States 1,700,000 1,699,811 0 .45
Senior Secured Note , 144A, 6.5% , 10/01/31 ........ United States 1,500,000 1,514,699 0 .40
3,720,487 0 .98
IT Services
d
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A,
7.5% , 6/01/31 .............................. United States 600,000 606,740 0 .16
Machinery
d
Columbus McKinnon Corp. , Senior Secured Note , 144A,
7.125% , 2/01/33 ............................. United States 250,000 251,562 0 .07
Media
d
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ............................. United States 100,000 103,387 0 .03
d
Univision Communications, Inc. , Senior Secured Note ,
144A, 8.875% , 4/15/33 ........................ United States 322,580 324,579 0 .08
427,966 0 .11
Passenger Airlines
d
Allegiant Travel Co. , Senior Secured Note , 144A, 7.25% ,
8/15/27 ................................... United States 926,000 932,634 0 .25
Software
d
Cloud Software Group, Inc. , Secured Note , 144A, 9% ,
9/30/29 ................................... United States 1,100,000 1,080,987 0 .28
Specialty Retail
d
Petco Health & Wellness Co., Inc. , Senior Secured Note ,
144A, 8.25% , 2/01/31 ......................... United States 485,000 490,093 0 .13
Wireless Telecommunication Services
d
Vmed O2 UK Financing I plc , Senior Secured Bond ,
144A, 4.25% , 1/31/31 ......................... United Kingdom 360,000 310,224 0 .08
Total Corporate Bonds (Cost $ 20,316,490 ) ...............................
20,384,703 5 .37
Senior Floating Rate Interests
e
Aerospace & Defense
Dynasty Acquisition Co., Inc., First Lien, Initial CME Term
Loan, B1 , 5.652% , ( 1-month SOFR + 2% ), 10/31/31 .. United States 427,098 428,945 0 .11
Dynasty Acquisition Co., Inc., First Lien, Initial CME Term
Loan, B2 , 5.652% , ( 1-month SOFR + 2% ), 10/31/31 .. United States 162,454 163,157 0 .04
Signia Aerospace LLC, First Lien, CME Term Loan ,
6.423% , ( 3-month SOFR + 2.75% ), 12/11/31 ....... United States 716,835 720,641 0 .19
TransDigm, Inc., First Lien, CME Term Loan, J , 6.152% ,
( 1-month SOFR + 2.5% ), 2/28/31 ................ United States 1,268,857 1,272,181 0 .33

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
e
Aerospace & Defense (continued)
TransDigm, Inc., First Lien, CME Term Loan, K , 5.902% ,
( 1-month SOFR + 2.25% ), 3/22/30 ............... United States 1,990,000 $ 1,995,323 0 .53
TransDigm, Inc., First Lien, CME Term Loan, M , 6.152% ,
( 1-month SOFR + 2.5% ), 8/19/32 ................ United States 1,155,484 1,158,760 0 .31
TransDigm, Inc., First Lien, CME Term Loan, N , 6.152% ,
( 1-month SOFR + 2.5% ), 2/14/33 ................ United States 348,837 349,809 0 .09
6,088,816 1 .60
a a a a a a
e
Air Freight & Logistics
Clue Opco LLC, First Lien, CME Term Loan, B , 8.163% ,
( 3-month SOFR + 4.5% ), 12/19/30 ............... United States 722,523 719,730 0 .19
Rand Parent LLC, First Lien, CME Term Loan, B , 6.7% ,
( 3-month SOFR + 3% ), 3/18/30 ................. United States 1,266,745 1,273,440 0 .33
1,993,170 0 .52
a a a a a a
Automobile Components
e
Adient US LLC, First Lien, CME Term Loan, B2 , 5.652% ,
( 1-month SOFR + 2% ), 1/31/31 ................. United States 1,157,471 1,160,845 0 .31
e
American Axle & Manufacturing, Inc., First Lien, CME
Term Loan, C , 6.912% , ( 3-month SOFR + 3.25% ),
2/03/33 ................................... United States 935,821 936,991 0 .25
e
Autokiniton US Holdings, Inc., First Lien, CME Term Loan,
B , 7.767% , ( 1-month SOFR + 4% ), 4/06/28 ........ United States 1,695,663 1,680,648 0 .44
e
Clarios Global LP, First Lien, 2024 Dollar CME Term
Loan , 6.152% , ( 1-month SOFR + 2.5% ), 5/06/30 .... United States 471,553 474,206 0 .13
e
Clarios Global LP, First Lien, Amendment No. 6 Dollar
CME Term Loan , 6.402% , ( 1-month SOFR + 2.75% ),
1/28/32 ................................... United States 1,601,675 1,611,357 0 .42
DexKo Global, Inc., First Lien, Refinancing 2026 CME
Term Loan , 8.663% , 10/06/31 ................... United States 1,279,002 1,183,077 0 .31
DexKo Global, Inc., First Lien, Refinancing Dollar CME
Term Loan , 8.163% , 10/06/31 ................... United States 408,038 388,826 0 .10
e ,f
First Brands Group LLC, First Lien, 2021 CME Term
Loan , PIK, 3.779% , ( 1-month SOFR + 7% ), 3/30/27 .. United States 595,304 1,387 0.00
†
e ,f
First Brands Group LLC, First Lien, 2022-II Incremental
CME Term Loan , PIK, 10.779% , ( 1-month SOFR + 7% ),
3/30/27 ................................... United States 611,409 1,425 0.00
†
e ,f
First Brands Group LLC, First Lien, Debtor-In-Possession
Roll Up CME Term Loan , PIK, 10.661% , ( 1-month
SOFR + 7% ), 6/29/26 ......................... United States 3,669,195 14,438 0.00
†
e ,f
First Brands Group LLC, First Lien, USD Debtor-
In-Possession New Money CME Term Loan , PIK,
13.657% , ( 1-month SOFR + 10% ), 6/29/26 ......... United States 1,438,084 355,480 0 .09
e ,f
First Brands Group LLC, Second Lien, 2021 CME Term
Loan , PIK, 14.279% , ( 1-month SOFR + 10.615% ),
3/30/28 ................................... United States 2,058,124 2,778 0.00
†
e
Highline Aftermarket Acquisition LLC, First Lien, 2025-1
CME Term Loan , 7.173% , ( 3-month SOFR + 3.5% ),
2/19/30 ................................... United States 112,497 113,341 0 .03
RealTruck Group, Inc., First Lien, Second Out CME Term
Loan, A , 8.517% , 1/31/31 ...................... United States 614,329 358,360 0 .10
RealTruck Group, Inc., First Lien, Second Out CME Term
Loan, B , 9.767% , 1/31/31 ...................... United States 1,445,701 841,760 0 .22
9,124,919 2 .40
a a a a a a
Beverages
e
Primo Brands Corp., First Lien, 2026 Refinancing CME
Term Loan , 6.45% , ( 3-month SOFR + 2.75% ), 3/31/31 United States 1,005,176 1,012,675 0 .27

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
e
Biotechnology
g
BioMarin Pharmaceutical, Inc., First Lien, CME Term
Loan, B , 5.174% , ( 12-month SOFR + 1.75% ), 1/28/33 United States 503,331 $ 505,377 0 .13
Genmab A/S, First Lien, Initial CME Term Loan, B , 6.7% ,
( 3-month SOFR + 3% ), 12/13/32 ................ Denmark 290,006 292,162 0 .08
797,539 0 .21
a a a a a a
e
Broadline Retail
Peer Holding III BV, First Lien, CME Term Loan, B4B ,
6.2% , ( 3-month SOFR + 2.5% ), 10/28/30 .......... Netherlands 118,489 118,992 0 .03
Peer Holding III BV, First Lien, CME Term Loan, B5B ,
6.2% , ( 3-month SOFR + 2.5% ), 7/01/31 ........... Netherlands 1,686,593 1,693,339 0 .45
Peer Holding III BV, First Lien, CME Term Loan, B8 ,
5.95% , ( 3-month SOFR + 2.25% ), 9/29/32 ......... Netherlands 320,052 320,733 0 .08
2,133,064 0 .56
a a a a a a
e
Building Products
Chariot Buyer LLC, First Lien, Amendment No. 5
Incremental CME Term Loan , 6.402% , ( 1-month SOFR
+ 2.75% ), 9/08/32 ........................... United States 1,485,031 1,485,247 0 .39
Cornerstone Building Brands, Inc., First Lien, CME Term
Loan, C , 8.174% , ( 3-month SOFR + 4.5% ), 5/15/31 .. United States 809,589 417,748 0 .11
Cornerstone Building Brands, Inc., First Lien, New CME
Term Loan, B , 7.024% , ( 3-month SOFR + 3.25% ),
4/12/28 ................................... United States 1,303,353 811,037 0 .21
Groundworks LLC, First Lien, Initial CME Term Loan ,
6.673% , ( 3-month SOFR + 3% ), 3/14/31 .......... United States 438,465 440,248 0 .12
MIWD Holdco II LLC, First Lien, 2024 Incremental CME
Term Loan , 6.402% , ( 1-month SOFR + 2.75% ), 3/28/31 United States 1,522,109 1,499,711 0 .39
Quikrete Holdings, Inc., First Lien, CME Term Loan, B1 ,
5.902% , ( 1-month SOFR + 2.25% ), 4/14/31 ........ United States 1,429,261 1,431,806 0 .38
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 ,
5.902% , ( 1-month SOFR + 2.25% ), 3/19/29 ........ United States 1,828,181 1,832,175 0 .48
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 ,
5.902% , ( 1-month SOFR + 2.25% ), 2/10/32 ........ United States 1,256,276 1,258,751 0 .33
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME
Term Loan , 6.652% , ( 1-month SOFR + 3% ), 3/30/29 . United States 223,130 223,618 0 .06
9,400,341 2 .47
a a a a a a
e
Capital Markets
Aretec Group, Inc., First Lien, CME Term Loan, B4 ,
6.652% , ( 1-month SOFR + 3% ), 8/09/30 .......... United States 1,259,205 1,263,568 0 .33
Edelman Financial Engines Center LLC (The), First Lien,
Initial CME Term Loan , 6.668% , ( 1-month SOFR + 3% ),
4/07/28 ................................... United States 1,494,544 1,496,233 0 .40
GIH Borrower LLC, First Lien, CME Term Loan, B , 6.2% ,
( 3-month SOFR + 2.5% ), 11/26/31 ............... United States 466,535 468,285 0 .12
GTCR Everest Borrower LLC, First Lien, 2026-1 CME
Term Loan , 6.2% , ( 3-month SOFR + 2.5% ), 9/05/31 .. United States 687,846 687,096 0 .18
Jane Street Group LLC, First Lien, Extended CME Term
Loan , 5.673% , ( 3-month SOFR + 2% ), 12/15/31 ..... United States 1,633,229 1,632,412 0 .43
Nexus Buyer LLC, First Lien, Amendment No. 10 CME
Term Loan , 7.652% , ( 1-month SOFR + 4% ), 7/31/31 . United States 674,032 663,248 0 .18
Osmosis Buyer Ltd., First Lien, 2026 Refinancing CME
Term Loan, B , 6.161% , ( 1-month SOFR + 2.5; 3-month
SOFR + 2.5 ), 7/31/28 ......................... United Kingdom 2,236,520 2,244,717 0 .59

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
e
Capital Markets (continued)
Victory Capital Holdings, Inc., First Lien, CME Term Loan,
B3 , 5.7% , ( 3-month SOFR + 2% ), 9/23/32 ......... United States 497,500 $ 500,030 0 .13
8,955,589 2 .36
a a a a a a
e
Chemicals
Hexion Holdings Corp., Second Lien, Initial CME Term
Loan , 11.19% , ( 1-month SOFR + 7.438% ), 3/15/30 .. United States 572,392 533,398 0 .14
Indicor LLC, First Lien, Dollar CME Term Loan, E , 6.2% ,
( 3-month SOFR + 2.5% ), 11/22/29 ............... United States 782,849 786,063 0 .21
INEOS US Finance LLC, First Lien, 2030 Dollar CME
Term Loan , 6.902% , ( 1-month SOFR + 3.25% ), 2/18/30 Luxembourg 507,078 473,484 0 .12
INEOS US Petrochem LLC, First Lien, New CME Term
Loan, B1 , 8.002% , ( 1-month SOFR + 4.25% ), 4/02/29 United States 1,503,448 1,388,817 0 .37
Lummus Technology Holdings V LLC, First Lien,
Amendment No. 4 Refinancing CME Term Loan, B ,
6.152% , ( 1-month SOFR + 2.5% ), 12/31/29 ........ United States 806,737 805,297 0 .21
SCIH Salt Holdings, Inc., First Lien, CME Term Loan, B1 ,
6.35% , ( 6-month SOFR + 2.75% ), 1/31/29 ......... United States 831,356 834,927 0 .22
4,821,986 1 .27
a a a a a a
e
Commercial Services & Supplies
Allied Universal Holdco LLC, First Lien, Amendment No. 7
Replacement USD CME Term Loan , 6.902% , ( 1-month
SOFR + 3.25% ), 8/20/32 ...................... United States 1,970,505 1,978,406 0 .52
Aramark Services, Inc., First Lien, U.S. CME Term Loan,
B10 , 5.402% , ( 1-month SOFR + 1.75% ), 6/24/30 .... United States 513,906 516,958 0 .14
g
Camelot US Acquisition LLC, First Lien, Incremental CME
Term Loan , 6.902% , ( 1-month SOFR + 3.25% ), 1/31/31 United States 1,000,000 947,500 0 .25
Filtration Group Corp., First Lien, 2025 Incremental Dollar
CME Term Loan, B , 6.152% , ( 1-month SOFR + 2.5% ),
10/23/28 .................................. United States 3,083,036 3,091,838 0 .81
Madison IAQ LLC, First Lien, 2025 Repriced Incremental
CME Term Loan , 6.378% , ( 6-month SOFR + 2.75% ),
11/08/32 .................................. United States 1,246,938 1,252,163 0 .33
Neptune Bidco US, Inc., First Lien, 2026 Dollar CME
Term Loan, B , 8.769% , ( 3-month SOFR + 5% ), 2/03/33 United States 1,200,000 1,177,578 0 .31
PG Polaris BidCo SARL, First Lien, Second Amendment
Refinancing CME Term Loan , 5.95% , ( 3-month SOFR +
2.25% ), 3/26/31 ............................. Luxembourg 1,158,482 1,165,810 0 .31
Pitney Bowes, Inc., First Lien, CME Term Loan, B , 7.45% ,
( 3-month SOFR + 3.75% ), 3/19/32 ............... United States 2,573,519 2,572,992 0 .68
Prime Security Services Borrower LLC, First Lien, 2024-1
Refinancing CME Term Loan, B1 , 5.657% , ( 1-month
SOFR + 2% ), 10/15/30 ........................ United States 1,227,329 1,229,888 0 .32
Reworld Holding Corp., First Lien, 2025 Incremental CME
Term Loan , 5.904% , ( 1-month SOFR + 2.25% ), 1/15/31 United States 725,455 727,268 0 .19
Spin Holdco, Inc., First Lien, Initial CME Term Loan ,
7.928% , ( 3-month SOFR + 4% ), 9/04/30 .......... United States 1,270,364 898,783 0 .24
15,559,184 4 .10
a a a a a a
Communications Equipment
e
Delta Topco, Inc., First Lien, Fourth Amendment
Refinancing CME Term Loan , 6.424% , ( 3-month SOFR
+ 2.75% ), 11/30/29 ........................... United States 1,728,464 1,668,374 0 .44
e
Construction & Engineering
Artera Services LLC, First Lien, CME Term Loan, C ,
8.152% , ( 1-month SOFR + 4.5% ), 2/18/31 ......... United States 2,588,147 2,224,733 0 .59

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
e
Construction & Engineering (continued)
g
Azuria Water Solutions, Inc., First Lien, Initial CME Term
Loan , 6.191% , ( 12-month SOFR + 2.75% ), 4/25/33 .. United States 1,253,870 $ 1,255,437 0 .33
Brand Industrial Services, Inc., First Lien, CME Term
Loan, C , 8.164% , ( 3-month SOFR + 4.5% ), 8/01/30 .. United States 1,842,365 1,604,977 0 .42
Chromalloy Corp., First Lien, CME Term Loan , 6.932% ,
( 3-month SOFR + 3.25% ), 3/27/31 ............... United States 851,410 855,084 0 .23
DG Investment Intermediate Holdings 2, Inc., First Lien,
Closing Date Initial CME Term Loan , 6.902% , ( 1-month
SOFR + 3.25% ), 7/09/32 ...................... United States 294,564 295,302 0 .08
Dycom Industries, Inc., First Lien, CME Term Loan, B ,
5.405% , ( 1-month SOFR + 1.75% ), 1/27/33 ........ United States 119,469 120,515 0 .03
Red SPV LLC, First Lien, Initial CME Term Loan , 5.902% ,
( 1-month SOFR + 2.25% ), 3/15/32 ............... United Kingdom 890,434 892,384 0 .23
Zekelman Industries, Inc., First Lien, 2024 CME Term
Loan , 5.908% , ( 1-month SOFR + 2.25% ), 1/24/31 ... United States 379,218 380,826 0 .10
7,629,258 2 .01
a a a a a a
Consumer Finance
e
Shift4 Payments LLC, First Lien, Amendment No. 3
Refinancing CME Term Loan , 5.674% , ( 3-month SOFR
+ 2% ), 7/06/32 .............................. United States 576,494 579,498 0 .15
Consumer Staples Distribution & Retail
e
Boots Group Finco LP, First Lien, Closing Date Dollar
CME Term Loan , 6.924% , ( 3-month SOFR + 3.25% ),
8/30/32 ................................... United Kingdom 400,381 403,197 0 .11
e
Containers & Packaging
Charter Next Generation, Inc., First Lien, Initial CME Term
Loan , 6.161% , ( 1-month SOFR + 2.5% ), 11/29/30 ... United States 2,012,770 2,015,669 0 .53
Clydesdale Acquisition Holdings, Inc., First Lien, 2025
Incremental Closing Date CME Term Loan, B , 6.902% ,
( 1-month SOFR + 3.25% ), 4/01/32 ............... United States 2,340,161 2,177,473 0 .58
Graham Packaging Co., Inc., First Lien, Initial CME Term
Loan , 5.902% , ( 1-month SOFR + 2.25% ), 1/26/33 ... United States 257,555 257,394 0 .07
Mauser Packaging Solutions Holding Co., First Lien, 2025
CME Term Loan , 7.164% , ( 3-month SOFR + 3.5% ),
4/15/30 ................................... United States 1,008,648 992,888 0 .26
ProAmpac PG Borrower LLC, First Lien, Initial USD CME
Term Loan , 7.767% , ( 1-month SOFR + 4% ), 3/07/33 . United States 1,598,277 1,565,112 0 .41
7,008,536 1 .85
a a a a a a
e
Distributors
BCPE Empire Holdings, Inc., First Lien, Amendment
No. 8 Incremental CME Term Loan , 6.902% , ( 1-month
SOFR + 3.25% ), 12/11/30 ..................... United States 1,532,585 1,531,390 0 .40
Core & Main LP, First Lien, CME Term Loan, E , 5.654% ,
( 1-month SOFR + 2% ), 2/10/31 ................. United States 515,839 517,345 0 .14
Verde Purchaser LLC, First Lien, Second Refinancing
CME Term Loan , 7.7% , ( 3-month SOFR + 4% ),
11/30/30 .................................. United States 1,765,242 1,713,105 0 .45
3,761,840 0 .99
a a a a a a
e
Diversified Consumer Services
Ascend Learning LLC, First Lien, Initial CME Term Loan ,
6.668% , ( 1-month SOFR + 3% ), 12/11/28 .......... United States 1,424,145 1,401,765 0 .37
Belron Finance 2019 LLC, First Lien, CME Term Loan, B ,
5.66% , ( 3-month SOFR + 2% ), 10/16/31 .......... United States 724,500 728,879 0 .19

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
e
Diversified Consumer Services (continued)
Mavis Tire Express Services Topco Corp., First Lien, 2025
Incremental CME Term Loan , 6.669% , ( 6-month SOFR
+ 3% ), 5/04/28 .............................. United States 1,135,313 $ 1,138,487 0 .30
Spring Education Group, Inc., First Lien, CME Term Loan ,
6.95% , ( 3-month SOFR + 3.25% ), 9/30/30 ......... United States 459,976 457,325 0 .12
Wand NewCo 3, Inc., First Lien, Initial CME Term Loan ,
6.152% , ( 1-month SOFR + 2.5% ), 1/30/31 ......... United States 608,262 609,861 0 .16
4,336,317 1 .14
a a a a a a
e
Electric Utilities
Alpha Generation LLC, First Lien, Initial CME Term Loan,
B , 5.402% , ( 1-month SOFR + 1.75% ), 9/30/31 ...... United States 992,443 993,664 0 .26
Hamilton Projects Acquiror LLC, First Lien, Initial CME
Term Loan , 6.152% , ( 1-month SOFR + 2.5% ), 5/30/31 United States 499,121 502,724 0 .13
1,496,388 0 .39
a a a a a a
e
Electronic Equipment, Instruments & Components
MX Holdings US, Inc., First Lien, Senior USD CME Term
Loan, B , 5.652% , ( 1-month SOFR + 2% ), 3/17/32 .... United States 405,029 407,560 0 .11
Project Aurora US Finco, Inc., First Lien, CME Term Loan,
B2 , 6.45% , ( 3-month SOFR + 2.75% ), 12/06/32 ..... United States 213,116 214,183 0 .05
Sanmina Corp., First Lien, Incremental CME Term Loan,
B1 , 5.665% , ( 1-month SOFR + 2% ), 10/27/32 ...... United States 981,132 987,264 0 .26
1,609,007 0 .42
a a a a a a
e
Entertainment
Banijay Entertainment SAS, First Lien, CME Term Loan,
B3 , 6.415% , ( 1-month SOFR + 2.75% ), 3/01/28 ..... France 610,799 614,619 0 .16
Crown Finance US, Inc., First Lien, Initial CME Term
Loan , 8.157% , ( 1-month SOFR + 4.5% ), 12/02/31 ... United Kingdom 1,196,985 1,197,984 0 .32
Playtika Holding Corp., First Lien, CME Term Loan, B1 ,
6.517% , ( 1-month SOFR + 2.75% ), 3/13/28 ........ United States 2,089,522 2,014,582 0 .53
TKO Worldwide Holdings LLC, First Lien, CME Term
Loan, B5 , 5.664% , ( 3-month SOFR + 2% ), 11/21/31 .. United States 5,087,736 5,107,171 1 .34
8,934,356 2 .35
a a a a a a
e
Financial Services
Belfor Holdings, Inc., First Lien, Replacement CME Term
Loan, B5 , 6.402% , ( 1-month SOFR + 2.75% ), 11/01/30 United States 1,149,513 1,157,181 0 .30
First Eagle Holdings, Inc., First Lien, Initial CME Term
Loan , 7.2% , ( 3-month SOFR + 3.5% ), 8/16/32 ...... United States 1,609,447 1,607,660 0 .42
Hudson River Trading LLC, First Lien, CME Term Loan,
B2 , 6.161% , ( 1-month SOFR + 2.5% ), 3/18/30 ...... United States 2,072,129 2,080,159 0 .55
Orion US Finco, Inc., First Lien, Initial CME Term Loan ,
7.169% , ( 3-month SOFR + 3.5% ), 10/08/32 ........ United States 1,848,035 1,848,903 0 .49
Osaic Holdings, Inc., First Lien, CME Term Loan, B1 ,
6.2% , ( 3-month SOFR + 2.5% ), 7/30/32 ........... United States 3,313,942 3,318,001 0 .87
Priority Holdings LLC, First Lien, CME Term Loan, B ,
7.402% , ( 1-month SOFR + 3.75% ), 7/30/32 ........ United States 1,041,640 1,013,776 0 .27
Red Planet Borrower LLC, First Lien, Initial CME Term
Loan , 7.652% , ( 1-month SOFR + 4% ), 9/08/32 ...... United States 1,795,500 1,787,223 0 .47
Speed Midco 3 SARL, First Lien, USD CME Term Loan,
B , 6.195% , ( 6-month SOFR + 2.5% ), 10/07/32 ...... Luxembourg 875,000 874,269 0 .23
13,687,172 3 .60
a a a a a a
e
Food Products
Chobani LLC, First Lien, Closing Date CME Term Loan ,
5.918% , ( 1-month SOFR + 2.25% ), 10/28/32 ....... United States 1,087,839 1,095,220 0 .29

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
e
Food Products (continued)
Nourish Buyer I, Inc., First Lien, 2026-1 CME Term Loan ,
7.669% , ( 3-month SOFR + 4% ), 7/09/32 .......... United States 486,123 $ 490,377 0 .13
1,585,597 0 .42
a a a a a a
e
Ground Transportation
Aggreko Holdings, Inc., First Lien, 2025 Amended USD
CME Term Loan , 6.664% , ( 3-month SOFR + 3% ),
5/21/31 ................................... United Kingdom 1,176,554 1,183,761 0 .31
First Student Bidco, Inc., First Lien, Initial CME Term
Loan, B , 5.95% , ( 3-month SOFR + 2.25% ), 8/15/30 .. United States 2,864,575 2,869,344 0 .75
First Student Bidco, Inc., First Lien, Initial CME Term
Loan, C , 5.95% , ( 3-month SOFR + 2.25% ), 8/15/30 .. United States 524,146 525,018 0 .14
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME
Term Loan, B4 , 6.918% , ( 1-month SOFR + 3.25% ),
1/25/29 ................................... United States 2,036,764 2,034,727 0 .54
f
LaserShip, Inc., First Lien, CME Term Loan, B1 , PIK,
5.461% , ( 3-month SOFR + 1.5% ), 8/10/29 ......... United States 735,624 532,633 0 .14
f
LaserShip, Inc., First Lien, CME Term Loan, D , PIK,
5.461% , ( 3-month SOFR + 1.5% ), 8/10/29 ......... United States 1,849,176 422,020 0 .11
Savage Enterprises LLC, First Lien, Amendment No. 7
CME Term Loan , 6.161% , ( 1-month SOFR + 2.5% ),
8/05/32 ................................... United States 235,133 236,511 0 .06
WWEX Uni Topco Holdings LLC, First Lien, Initial CME
Term Loan , 7.7% , ( 3-month SOFR + 4% ), 7/26/28 ... United States 1,469,309 1,472,880 0 .39
9,276,894 2 .44
a a a a a a
e
Health Care Equipment & Supplies
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing
CME Term Loan , 7.402% , ( 1-month SOFR + 3.75% ),
1/15/31 ................................... United States 560,818 564,763 0 .15
Hologic, Inc., First Lien, CME Term Loan, B , 5.924% ,
( 3-month SOFR + 2.25% ), 4/07/33 ............... United States 5,000,000 4,978,150 1 .31
Medline Borrower LP, First Lien, 2028 Refinancing
CME Term Loan , 5.402% , ( 1-month SOFR + 1.75% ),
10/23/28 .................................. United States 1,079,711 1,084,678 0 .29
Medline Borrower LP, First Lien, 2030 Refinancing
CME Term Loan , 5.402% , ( 1-month SOFR + 1.75% ),
10/23/30 .................................. United States 794,000 798,006 0 .21
7,425,597 1 .96
a a a a a a
e
Health Care Providers & Services
ADMI Corp., First Lien, Amendment No. 4 Refinancing
CME Term Loan , 7.142% , ( 1-month SOFR + 3.375% ),
12/23/27 .................................. United States 882,017 847,288 0 .22
ADMI Corp., First Lien, Amendment No. 5 CME Term
Loan , 7.532% , ( 1-month SOFR + 3.75% ), 12/23/27 .. United States 1,446,430 1,359,644 0 .36
ADMI Corp., First Lien, CME Term Loan, B5 , 9.418% ,
( 1-month SOFR + 5.75% ), 12/23/27 .............. United States 330,065 312,737 0 .08
Charlotte Buyer, Inc., First Lien, Second Refinancing
CME Term Loan , 7.902% , ( 1-month SOFR + 4.25% ),
2/11/28 ................................... United States 3,238,585 3,238,342 0 .85
CNT Holdings I Corp., First Lien, 2025 Replacement CME
Term Loan , 6.163% , ( 3-month SOFR + 2.5% ), 11/08/32 United States 2,370,655 2,382,283 0 .63
Concentra Health Services, Inc., First Lien, CME Term
Loan, B1 , 5.652% , ( 1-month SOFR + 2% ), 7/28/31 ... United States 303,854 305,691 0 .08
Dermatology Intermediate Holdings III, Inc., First Lien,
Initial CME Term Loan , 7.913% , ( 3-month SOFR +
4.25% ), 3/26/29 ............................. United States 2,461,753 2,353,534 0 .62

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
e
Health Care Providers & Services (continued)
LifePoint Health, Inc., First Lien, 2024-2 Refinancing CME
Term Loan , 7.177% , ( 3-month SOFR + 3.5% ), 5/19/31 United States 1,091,330 $ 1,086,730 0 .29
LifePoint Health, Inc., First Lien, CME Term Loan, B1 ,
7.423% , ( 3-month SOFR + 3.75% ), 5/19/31 ........ United States 3,357,500 3,348,066 0 .88
Medical Solutions Holdings, Inc., First Lien, CME Term
Loan , 7.263% , ( 3-month SOFR + 3.5% ), 11/01/28 ... United States 1,425,050 236,031 0 .06
MPH Acquisition Holdings LLC, First Lien, Exchange
First Out CME Term Loan , 7.417% , ( 3-month SOFR +
3.75% ), 12/31/30 ............................ United States 249,424 249,704 0 .07
MPH Acquisition Holdings LLC, First Lien, Second Out
CME Term Loan , 8.263% , ( 3-month SOFR + 4.6% ),
12/31/30 .................................. United States 582,570 522,857 0 .14
Paradigm Parent LLC, First Lien, Initial CME Term Loan ,
8.2% , ( 3-month SOFR + 4.5% ), 4/16/32 ........... United States 2,303,808 2,010,798 0 .53
f
Pathway Vet Alliance LLC, First Lien, CME Term Loan, B ,
PIK, 8.663% , ( 3-month SOFR + 5% ), 6/30/28 ....... United States 2,464,449 1,665,043 0 .44
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5 ,
6.152% , ( 1-month SOFR + 2.5% ), 2/21/31 ......... United States 950,483 954,798 0 .25
Surgery Center Holdings, Inc., First Lien, 2025
Refinancing CME Term Loan , 6.168% , ( 1-month SOFR
+ 2.5% ), 12/19/30 ........................... United States 279,229 280,297 0 .07
US Anesthesia Partners, Inc., First Lien, Initial CME Term
Loan , 7.779% , ( 1-month SOFR + 4% ), 10/02/28 ..... United States 1,556,280 1,561,237 0 .41
US Fertility Enterprises LLC, First Lien, Initial CME Term
Loan , 7.152% , ( 1-month SOFR + 3.5% ), 12/10/32 ... United States 955,263 960,875 0 .25
23,675,955 6 .23
a a a a a a
e
Health Care Technology
AthenaHealth Group, Inc., First Lien, Initial CME Term
Loan , 6.402% , ( 1-month SOFR + 2.75% ), 2/15/29 ... United States 3,058,143 3,051,048 0 .80
Cotiviti, Inc., First Lien, Amendment No. 2 CME Term
Loan , 6.415% , ( 1-month SOFR + 2.75% ), 3/26/32 ... United States 1,191,000 1,096,994 0 .29
Cotiviti, Inc., First Lien, New CME Term Loan, B , 6.415% ,
( 1-month SOFR + 2.75% ), 5/01/31 ............... United States 1,837,641 1,692,927 0 .45
5,840,969 1 .54
a a a a a a
e
Hotels, Restaurants & Leisure
Caesars Entertainment, Inc., First Lien, 2023 Incremental
CME Term Loan, B , 5.902% , ( 1-month SOFR + 2.25% ),
2/06/30 ................................... United States 1,804,857 1,755,982 0 .46
Dave & Buster's, Inc., First Lien, 2024 Incremental CME
Term Loan, B , 6.938% , ( 3-month SOFR + 3.25% ),
11/03/31 .................................. United States 1,196,962 1,040,609 0 .27
g
Dave & Buster's, Inc., First Lien, 2024 Refinancing CME
Term Loan, B , 6.938% , ( 3-month SOFR + 3.25% ),
6/29/29 ................................... United States 800,000 726,856 0 .19
Fertitta Entertainment LLC, First Lien, Initial CME Term
Loan, B , 6.902% , ( 1-month SOFR + 3.25% ), 1/29/29 . United States 1,976,246 1,962,659 0 .52
Flutter Financing BV, First Lien, 2024 Refinancing CME
Term Loan, B , 5.45% , ( 3-month SOFR + 1.75% ),
12/02/30 .................................. Ireland 1,310,820 1,309,181 0 .34
Flynn Restaurant Group LP, First Lien, 2025 CME Term
Loan , 7.402% , ( 1-month SOFR + 3.75% ), 1/28/32 ... United States 3,699,533 3,684,495 0 .97
Golden State Foods LLC, First Lien, Initial CME Term
Loan , 7.2% , ( 3-month SOFR + 3.5% ), 12/04/31 ..... United States 836,885 841,852 0 .22
Great Canadian Gaming Corp., First Lien, CME Term
Loan, B , 8.437% , ( 3-month SOFR + 4.75% ), 11/01/29 Canada 2,242,356 2,191,903 0 .58

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
e
Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations Borrower LLC, First Lien, Initial
CME Term Loan , 5.652% , ( 1-month SOFR + 2% ),
8/02/28 ................................... United States 914,237 $ 916,038 0 .24
IRB Holding Corp., First Lien, 2025 Replacement CME
Term Loan, B , 6.154% , ( 1-month SOFR + 2.5% ),
12/16/30 .................................. United States 3,918,407 3,933,101 1 .04
Light & Wonder International, Inc., First Lien, CME Term
Loan, B3 , 5.653% , ( 1-month SOFR + 2% ), 4/16/29 ... United States 1,656,204 1,659,309 0 .44
Ontario Gaming GTA LP, First Lien, CME Term Loan, B ,
7.95% , ( 3-month SOFR + 4.25% ), 8/01/30 ......... Canada 3,204,535 3,048,122 0 .80
Penn Entertainment, Inc., First Lien, CME Term Loan, B ,
6.152% , ( 1-month SOFR + 2.5% ), 5/03/29 ......... United States 1,320,074 1,326,978 0 .35
Raising Cane's Restaurants LLC, First Lien, First
Amendment New CME Term Loan , 5.652% , ( 1-month
SOFR + 2% ), 11/03/32 ........................ United States 1,274,696 1,277,487 0 .34
Scientific Games Holdings LP, First Lien, 2024
Refinancing Dollar CME Term Loan , 6.674% , ( 3-month
SOFR + 3% ), 4/04/29 ......................... United States 891,493 879,047 0 .23
Whatabrands LLC, First Lien, 2024-2 Refinancing CME
Term Loan. B , 6.152% , ( 1-month SOFR + 2.5% ),
8/03/28 ................................... United States 1,630,868 1,635,573 0 .43
28,189,192 7 .42
a a a a a a
Household Durables
e
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 ,
6.7% , ( 3-month SOFR + 3% ), 1/16/32 ............ Netherlands 1,413,286 1,402,432 0 .37
Household Products
e
Energizer Holdings, Inc., First Lien, Initial CME Term
Loan , 5.652% , ( 1-month SOFR + 2% ), 3/19/32 ...... United States 114,119 114,499 0 .03
e
Independent Power and Renewable Electricity Producers
Talen Energy Supply LLC, First Lien, 2024-1 Incremental
CME Term Loan, B , 6.153% , ( 3-month SOFR + 2.5% ),
12/15/31 .................................. United States 318,834 320,399 0 .09
Talen Energy Supply LLC, First Lien, 2025-1 Incremental
CME Term Loan, B , 5.652% , ( 1-month SOFR + 2% ),
11/25/32 .................................. United States 334,214 335,128 0 .09
Talen Energy Supply LLC, First Lien, Initial CME Term
Loan, B , 6.153% , ( 3-month SOFR + 2.5% ), 5/17/30 .. United States 3,188,500 3,203,263 0 .84
3,858,790 1 .02
a a a a a a
e
Insurance
Acrisure LLC, First Lien, 2025 Refinancing CME Term
Loan, B , 6.902% , ( 1-month SOFR + 3.25% ), 6/21/32 . United States 521,606 514,042 0 .14
Acrisure LLC, First Lien, CME Term Loan, B6 , 6.668% ,
( 1-month SOFR + 3% ), 11/06/30 ................ United States 3,543,663 3,496,709 0 .92
Alliant Holdings Intermediate LLC, First Lien, Initial CME
Term Loan , 6.168% , ( 1-month SOFR + 2.5% ), 9/19/31 United States 2,864,255 2,862,908 0 .75
AmWINS Group, Inc., First Lien, 2026 Refinancing CME
Term Loan , 5.668% , ( 1-month SOFR + 2% ), 1/30/32 . United States 1,307,025 1,307,483 0 .34
Asurion LLC, First Lien, New CME Term Loan, B10 ,
7.763% , ( 3-month SOFR + 4% ), 8/21/28 .......... United States 949,917 952,197 0 .25
Asurion LLC, First Lien, New CME Term Loan, B11 ,
8.013% , ( 3-month SOFR + 4.25% ), 8/21/28 ........ United States 133,197 133,406 0 .04
Asurion LLC, Second Lien, New CME Term Loan, B4 ,
9.017% , ( 1-month SOFR + 5.25% ), 1/19/29 ........ United States 1,274,930 1,280,903 0 .34

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
e
Insurance (continued)
Broadstreet Partners Group LLC, First Lien, 2024 CME
Term Loan, B , 6.152% , ( 1-month SOFR + 2.5% ),
6/16/31 ................................... United States 2,306,889 $ 2,295,043 0 .60
CRC Insurance Group LLC, First Lien, CME Term Loan,
B , 6.45% , ( 3-month SOFR + 2.75% ), 5/06/31 ....... United States 1,904,248 1,894,727 0 .50
HUB International Ltd., First Lien, 2025 Incremental CME
Term Loan , 5.922% , ( 3-month SOFR + 2.25% ), 6/20/30 United States 6,325,108 6,347,720 1 .67
OneDigital Borrower LLC, First Lien, 2025 Refinancing
CME Term Loan , 6.652% , ( 1-month SOFR + 3% ),
7/02/31 ................................... United States 2,673,186 2,641,108 0 .70
Sedgwick Claims Management Services, Inc., First Lien,
2024 CME Term Loan , 6.152% , ( 1-month SOFR +
2.5% ), 7/31/31 .............................. United States 5,653,565 5,620,181 1 .48
29,346,427 7 .73
a a a a a a
e
IT Services
Barracuda Networks, Inc., First Lien, Initial CME Term
Loan , 8.163% , ( 3-month SOFR + 4.5% ), 8/15/29 .... United States 1,610,380 1,111,476 0 .29
Fortress Intermediate 3, Inc., First Lien, CME Term Loan,
B , 6.661% , ( 1-month SOFR + 3% ), 6/27/31 ........ United States 1,952,577 1,945,255 0 .51
Gainwell Acquisition Corp., First Lien, CME Term Loan, B ,
7.8% , ( 3-month SOFR + 4% ), 10/01/27 ........... United States 1,401,913 1,380,597 0 .36
Kaseya, Inc., First Lien, Initial CME Term Loan , 6.913% ,
( 3-month SOFR + 3.25% ), 3/22/32 ............... United States 1,815,506 1,656,649 0 .44
MH Sub I LLC, First Lien, 2024 December New CME
Term Loan , 7.902% , ( 1-month SOFR + 4.25% ),
12/31/31 .................................. United States 3,737,326 2,963,906 0 .78
9,057,883 2 .38
a a a a a a
e
Machinery
Columbus McKinnon Corp., First Lien, Initial CME Term
Loan , 7.2% , ( 3-month SOFR + 3.5% ), 2/03/33 ...... United States 255,737 256,484 0 .07
CompoSecure Holdings LLC, First Lien, Initial CME Term
Loan , 5.918% , ( 1-month SOFR + 2.25% ), 1/14/33 ... United States 494,624 496,686 0 .13
CPM Holdings, Inc., First Lien, Initial CME Term Loan ,
8.165% , ( 1-month SOFR + 4.5% ), 9/28/28 ......... United States 1,262,027 1,264,740 0 .33
Engineered Machinery Holdings, Inc., First Lien, 2025
USD Refinancing CME Term Loan , 6.95% , ( 3-month
SOFR + 3.25% ), 11/26/32 ..................... United States 665,309 670,592 0 .18
Madison Safety & Flow LLC, First Lien, 2025 Incremental
CME Term Loan, B , 6.154% , ( 1-month SOFR + 2.5% ),
9/26/31 ................................... United States 769,175 771,852 0 .20
TK Elevator Midco GmbH, First Lien, CME Term Loan,
B1 , 6.377% , ( 6-month SOFR + 2.75% ), 4/30/30 ..... Germany 1,898,456 1,916,785 0 .51
5,377,139 1 .42
a a a a a a
e
Media
Cengage Learning, Inc., First Lien, 2026 Refinancing
CME Term Loan , 6.653% , ( 1-month SOFR + 3% ),
3/24/31 ................................... United States 796,374 781,482 0 .21
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 7.767% , ( 1-month SOFR
+ 4% ), 8/23/28 .............................. United States 751,610 755,447 0 .20
CMG Media Corp., First Lien, CME Term Loan , 7.3% ,
( 3-month SOFR + 3.5% ), 6/18/29 ................ United States 2,783,331 2,626,072 0 .69
DIRECTV Financing LLC, First Lien, 2024 Refinancing
CME Term Loan, B , 9.175% , ( 3-month SOFR + 5.25% ),
8/02/29 ................................... United States 184,038 184,800 0 .05

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
e
Media (continued)
Gray Media, Inc., First Lien, CME Term Loan, D , 6.779% ,
( 1-month SOFR + 3% ), 12/01/28 ................ United States 406,588 $ 408,324 0 .11
iHeartCommunications, Inc., First Lien, Refinanced CME
Term Loan, B , 9.542% , ( 1-month SOFR + 5.775% ),
5/01/29 ................................... United States 1,264,294 1,235,216 0 .32
McGraw-Hill Education, Inc., First Lien, CME Term Loan,
B , 6.402% , ( 1-month SOFR + 2.75% ), 8/06/31 ...... United States 313,721 314,049 0 .08
6,305,390 1 .66
a a a a a a
e
Oil, Gas & Consumable Fuels
CPPIB OVM Member US LLC, First Lien, Initial CME
Term Loan , 5.95% , ( 3-month SOFR + 2.25% ), 8/20/31 United States 24,181 24,242 0 .01
UGI Energy Services LLC, First Lien, Initial CME Term
Loan , 6.152% , ( 1-month SOFR + 2.5% ), 2/22/30 .... United States 1,241,933 1,251,247 0 .33
1,275,489 0 .34
a a a a a a
Passenger Airlines
e
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan ,
5.925% , ( 3-month SOFR + 2.25% ), 4/20/28 ........ United States 2,847,637 2,835,962 0 .75
e
Pharmaceuticals
Endo Finance Holdings LP, First Lien, 2024 Refinancing
CME Term Loan , 7.418% , ( 1-month SOFR + 3.75% ),
4/23/31 ................................... United States 363,916 360,641 0 .09
Southern Veterinary Partners LLC, First Lien, 2025 New
CME Term Loan , 6.154% , ( 1-month SOFR + 2.5% ),
12/04/31 .................................. United States 668,837 668,383 0 .18
1,029,024 0 .27
a a a a a a
e
Professional Services
AlixPartners LLP, First Lien, 2025 Dollar CME Term Loan ,
5.668% , ( 1-month SOFR + 2% ), 8/12/32 .......... United States 2,506,806 2,510,391 0 .66
CHG Healthcare Services, Inc., First Lien, Amendment
No. 7 Refinancing CME Term Loan , 6.402% , ( 1-month
SOFR + 2.75% ), 9/29/28 ...................... United States 1,082,222 1,085,219 0 .29
CoreLogic, Inc., First Lien, Initial CME Term Loan ,
7.267% , ( 1-month SOFR + 3.5% ), 6/02/28 ......... United States 2,546,667 2,498,917 0 .66
Grant Thornton Advisors LLC, First Lien, 2025
Incremental CME Term Loan , 6.402% , ( 1-month SOFR
+ 2.75% ), 6/02/31 ........................... United States 3,056,146 2,967,976 0 .78
Ingenovis Health, Inc., First Lien, Initial CME Term Loan ,
8.184% , ( 3-month SOFR + 4.25% ), 3/06/28 ........ United States 1,742,343 608,409 0 .16
9,670,912 2 .55
a a a a a a
Real Estate Management & Development
e
Cushman & Wakefield US Borrower LLC, First Lien,
2025-2 CME Term Loan , 6.402% , ( 1-month SOFR +
2.75% ), 1/31/30 ............................. United States 88,543 88,986 0 .02
Semiconductors & Semiconductor Equipment
e
MKS Instruments, Inc., First Lien, 2026-1 Dollar CME
Term Loan, B , 5.407% , ( 1-month SOFR + 1.75% ),
2/04/33 ................................... United States 576,812 579,517 0 .15
e
Software
Avalara, Inc., First Lien, First Amendment CME Term
Loan , 6.45% , ( 3-month SOFR + 2.75% ), 3/26/32 .... United States 2,490,492 2,448,005 0 .64
Azalea Topco, Inc., First Lien, 2025 Refinancing CME
Term Loan , 6.652% , ( 1-month SOFR + 3% ), 4/30/31 . United States 992,500 993,210 0 .26

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
e
Software (continued)
Boxer Parent Co., Inc., First Lien, 2031 Replacement
Dollar CME Term Loan , 6.673% , ( 3-month SOFR +
3% ), 7/30/31 ............................... United States 891,000 $ 827,329 0 .22
Central Parent LLC, First Lien, 2024 Refinancing CME
Term Loan , 6.95% , ( 3-month SOFR + 3.25% ), 7/06/29 United States 1,717,438 791,739 0 .21
Cloud Software Group, Inc., First Lien, Incremental
CME Term Loan, B , 6.95% , ( 3-month SOFR + 3.25% ),
3/21/31 ................................... United States 1,898,455 1,761,415 0 .46
Cloud Software Group, Inc., First Lien, Initial Dollar CME
Term Loan, B , 7.498% , ( 12-month SOFR + 3.5% ),
8/16/32 ................................... United States 1,445,489 1,341,371 0 .35
Cloudera, Inc., First Lien, Initial CME Term Loan , 7.518% ,
( 1-month SOFR + 3.75% ), 10/09/28 .............. United States 1,863,425 1,684,080 0 .44
Cloudera, Inc., Second Lien, Initial CME Term Loan ,
9.768% , ( 1-month SOFR + 6% ), 10/10/29 .......... United States 1,000,000 785,180 0 .21
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan ,
7.402% , ( 1-month SOFR + 3.75% ), 12/09/31 ....... United States 901,425 880,016 0 .23
Dayforce Bidco LLC, First Lien, Initial CME Term Loan ,
6.663% , ( 3-month SOFR + 3% ), 2/04/33 .......... United States 4,000,000 3,783,500 1 .00
ECI Macola/Max Holding LLC, First Lien, 2025 Repricing
CME Term Loan , 6.45% , ( 3-month SOFR + 2.75% ),
5/09/30 ................................... United States 1,871,416 1,844,514 0 .49
Epicor Software Corp., First Lien, CME Term Loan, E ,
6.152% , ( 1-month SOFR + 2.5% ), 5/30/31 ......... United States 3,269,238 3,230,432 0 .85
Icon Parent I, Inc., First Lien, 2025 CME Term Loan ,
6.437% , ( 3-month SOFR + 2.75% ), 11/13/31 ....... United States 1,097,243 1,066,954 0 .28
IGT Holding IV AB, First Lien, CME Term Loan, B8 , 6.7% ,
( 3-month SOFR + 3% ), 9/02/31 ................. Sweden 987,459 980,675 0 .26
McAfee Corp., First Lien, CME Term Loan, B1 , 6.652% ,
( 1-month SOFR + 3% ), 3/01/29 ................. United States 3,391,154 2,996,932 0 .79
Mermaid Bidco, Inc., First Lien, USD CME Term Loan, B ,
6.913% , ( 3-month SOFR + 3.25% ), 7/03/31 ........ United States 1,616,293 1,585,987 0 .42
PointClickCare Technologies, Inc., First Lien, 2025
CME Term Loan , 6.413% , ( 3-month SOFR + 2.75% ),
11/03/31 .................................. Canada 660,017 660,845 0 .17
Project Boost Purchaser LLC, First Lien, Initial CME Term
Loan , 6.45% , ( 3-month SOFR + 2.75% ), 7/16/31 .... United States 868,025 853,177 0 .22
Proofpoint, Inc., First Lien, 2024 Refinancing CME Term
Loan , 6.7% , ( 3-month SOFR + 3% ), 8/31/28 ........ United States 2,097,709 2,040,347 0 .54
Rocket Software, Inc., First Lien, CME Term Loan ,
7.402% , ( 1-month SOFR + 3.75% ), 11/28/28 ....... United States 1,539,017 1,471,562 0 .39
Sophos Holdings LLC, First Lien, Dollar CME Term Loan ,
7.267% , ( 1-month SOFR + 3.5% ), 3/05/27 ......... United States 1,461,264 1,418,340 0 .37
Sovos Compliance LLC, First Lien, Amendment No.
3 Replacement CME Term Loan , 6.902% , ( 1-month
SOFR + 3.25% ), 8/13/29 ...................... United States 1,169,057 1,126,095 0 .30
UKG, Inc., First Lien, Initial CME Term Loan , 6.163% ,
( 3-month SOFR + 2.5% ), 2/10/31 ................ United States 6,005,570 5,805,164 1 .53
Waystar Technologies, Inc., First Lien, Initial CME Term
Loan , 5.652% , ( 1-month SOFR + 2% ), 10/22/29 ..... United States 854,705 856,842 0 .23
41,233,711 10 .86
a a a a a a
Specialty Retail
e
AIP RD Buyer Corp., First Lien, CME Term Loan , 7.152% ,
( 1-month SOFR + 3.5% ), 12/23/30 ............... United States 2,448,087 2,445,541 0 .64
e ,f
GNC Holdings, Inc., Second Lien, CME Term Loan , PIK,
9.768% , ( 1-month SOFR + 6% ), 10/07/26 .......... United States 5,598,287 4,359,666 1 .15

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Specialty Retail (continued)
e
Great Outdoors Group LLC, First Lien, CME Term Loan,
B , 6.902% , ( 1-month SOFR + 3.25% ), 1/23/32 ...... United States 1,762,353 $ 1,775,791 0 .47
e
Petco Health & Wellness Co., Inc., First Lien, 2026 CME
Term Loan , 7.95% , ( 3-month SOFR + 4.25% ), 1/31/31 United States 964,717 960,077 0 .25
e
PetSmart LLC, First Lien, Initial CME Term Loan , 7.652% ,
( 1-month SOFR + 4% ), 8/18/32 ................. United States 1,800,000 1,809,567 0 .48
g ,h
RealTruck Group, Inc., First Lien, New Money CME Term
Loan , TBD, 1/31/31 .......................... United States 465,086 470,755 0 .12
e
White Cap Supply Holdings LLC, First Lien, CME Term
Loan, C , 6.918% , ( 1-month SOFR + 3.25% ), 10/19/29 United States 742,608 740,354 0 .20
12,561,751 3 .31
a a a a a a
e
Textiles, Apparel & Luxury Goods
ABG Intermediate Holdings 2 LLC, First Lien, CME Term
Loan, B1 , 5.902% , ( 1-month SOFR + 2.25% ), 12/21/28 United States 1,157,707 1,161,545 0 .30
Beach Acquisition Bidco LLC, First Lien, CME Term Loan,
B1 , 6.95% , ( 3-month SOFR + 3.25% ), 9/13/32 ...... United States 100,842 101,441 0 .03
Flash Charm, Inc., First Lien, CME Term Loan, B2 ,
7.16% , ( 3-month SOFR + 3.5% ), 3/02/28 .......... United States 1,539,222 1,174,880 0 .31
2,437,866 0 .64
a a a a a a
Water Utilities
e
Deep Blue Operating I LLC, First Lien, Initial CME Term
Loan , 6.411% , ( 1-month SOFR + 2.75% ), 10/01/32 .. United States 477,327 480,310 0 .13
Wireless Telecommunication Services
e
Crown Subsea Communications Holding, Inc., First Lien,
2026 CME Term Loan , 6.652% , ( 1-month SOFR + 3% ),
1/30/31 ................................... United States 1,501,799 1,514,159 0 .40
Total Senior Floating Rate Interests (Cost $ 334,735,241 ) ..................
316,165,677 83 .25
Shares/Units
Escrows and Litigation Trusts
a,i
All Day Electric, Inc., Escrow Account .............. United States 667 — 0.00
Total Escrows and Litigation Trusts (Cost $ – ) ............................
— 0.00
Total Long Term Investments (Cost $ 373,999,517 ) ........................
348,371,441 91 .73
a
Short Term Investments
a a
Country Shares
a
Value
% of Net
Assets
a a a a a a
Money Market Funds
c,j
Franklin Institutional U.S. Government Money Market
Fund , 3.593% .............................. United States 25,655,839 25,655,839 6 .75
Total Money Market Funds (Cost $ 25,655,839 ) ...........................
25,655,839 6 .75

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Country Shares a Value
% of Net
Assets
a a a a a a
Investments from Cash Collateral Received
for Loaned Securities
Money Market Funds
c,j
Franklin Institutional U.S. Government Money Market
Fund , 3.593% .............................. United States 2,073,000 $ 2,073,000 0 .55
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 2,073,000 ) .....................................................
2,073,000 0 .55
Total Short Term Investments (Cost $ 27,728,839 ) .........................
27,728,839 7 .30
a
Total Investments (Cost $ 401,728,356 ) ..................................
$376,100,280 99 .03
Other Assets, less Liabilities ...........................................
3,672,912 0 .97
Net Assets ...........................................................
$379,773,192 100.00
See Abbreviations on page 20 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.01% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
A portion or all of the security is on loan at April 30, 2026.
c
See Note 4 regarding investments in affiliated management investment companies.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $20,384,703, representing 5.4% of net assets.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Income may be received in additional securities and/or cash.
g
A portion or all of the security purchased on a delayed delivery basis.
h
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
i
Non-income producing.
j
The rate shown is the annualized seven-day effective yield at period end.

Franklin Floating Rate Master Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin Floating Rate Master Series (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The shares are exempt from registration under the Securities Act of 1933.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedule of of Investments.
At April 30, 2026, unfunded commitments were as follows:

Franklin Floating Rate Master Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April 30,
2026, the Fund held investments in affiliated management investment companies as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Borrower Unfunded Commitment
Franklin Floating Rate Master Series
Azuria Water Solutions, Inc. $ 167,183
First Eagle Holdings, Inc. 275,472
Signia Aerospace LLC 35,032
US Fertility Enterprises LLC 144,737
$ 622,424
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $— $149,396,919 $(123,741,080) $— $— $25,655,839 25,655,839 $756,636
Franklin Senior Loan ETF .... 2,723,390 — — — (125,625) 2,597,765 112,166 147,751
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $— $33,552,000 $(31,479,000) $— $— $2,073,000 2,073,000 $46,636
Total Affiliated Securities ... $2,723,390 $182,948,919 $(155,220,080) $— $(125,625) $30,326,604 $951,023
3. Unfunded Loan Commitments
(continued)

Franklin Floating Rate Master Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
a
Common Stocks ........................ $ — $ — $ 5,292,516 $ 5,292,516
Management Investment Companies ......... 6,528,545 — — 6,528,545
Corporate Bonds ........................ — 20,384,703 — 20,384,703
Senior Floating Rate Interests ............... — 316,165,677 — 316,165,677
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 27,728,839 — — 27,728,839
Total Investments in Securities ........... $34,257,384 $336,550,380 $5,292,516 $376,100,280
Other Financial Instruments:
Unfunded Loan Commitments ............... $— $2,475 $— $2,475
Total Other Financial Instruments ......... $— $2,475 $— $2,475
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 306 $ — $ 306
Total Other Financial Instruments ......... $— $306 $— $306
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Machinery ......... $ 5,802,834 $ — $ — $ — $ — $ — $ — $ (510,318) $ 5,292,516 $ (510,318)
Warrants :
Machinery ......... 1 — —
b
— — — — (1) — —
Escrows and Litigation
Trusts : —
b
— (67,279) — — — 67,279 — —
b
—
Total Investments in
Securities ............ $5,802,835 $— $(67,279) $— $— $— $67,279 $(510,319) $5,292,516 $(510,318)
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes financial instruments determined to have no value.
5. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2026, are as follows:
Abbreviations
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks:
Machinery. . . . . . . $5,292,516 Market comparables Discount for lack of marketability
8.8% Decrease
EV/EBITDA multiple 8.0x Increase
Projected EBITDA $28.9 mil Increase
All Other Investments. . . . —
b
Total. . . . . . . . . . . . . . . . . . $5,292,516
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes financial instruments determined to have no value.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
Cu r rency
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
ETF
Exchange-Traded Fund
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
5. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.